LEASE LIABILITIES	12 Months Ended
Dec. 31, 2020
LEASE LIABILITIES
LEASE LIABILITIES

16.  LEASE LIABILITIES

Changes in lease liabilities are as follows:

	2020	2019
Balance at beginning of year	$114.2	$122.6
Lease obligations financing right-of-use assets	67.5	27.5
Repayments	(39.4)	(35.9)
	$142.3	114.2
Less current portion	(32.0)	(29.4)
	$110.3	$84.8

Lease liabilities with affiliated corporations amounted to $26.3 million as of December 31, 2020 ($28.9 million in 2019).

Interest rates on lease liabilities ranged from 1.9% to 8.5% as of December 31, 2020 and 2019.

Repayments of lease liabilities over the coming years are as follows:

2021	$32.0
2022	26.2
2023	24.4
2024	19.6
2025	12.0
2026 and thereafter	28.1